Distribution Date:	09/17/21	JPMCC Commercial Mortgage Securities Trust 2017-JP7
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	J.P. Morgan Chase Commercial Mortgage Securities
Series 2017-JP7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25	Directing Certificateholder	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	26		-
Supplemental Notes	27		, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	465968AA3	1.968800%	25,027,000.00	5,918,939.96	549,210.05	9,711.01	0.00	0.00	558,921.06	5,369,729.91	30.75%	30.00%
A-2	465968AB1	3.037500%	43,242,000.00	43,242,000.00	0.00	109,456.31	0.00	0.00	109,456.31	43,242,000.00	30.75%	30.00%
A-3	465968AC9	3.378500%	129,650,000.00	129,650,000.00	0.00	365,018.77	0.00	0.00	365,018.77	129,650,000.00	30.75%	30.00%
A-4	465968AD7	3.194600%	126,558,000.00	126,558,000.00	0.00	336,918.49	0.00	0.00	336,918.49	126,558,000.00	30.75%	30.00%
A-5	465968AE5	3.454000%	211,000,000.00	211,000,000.00	0.00	607,328.33	0.00	0.00	607,328.33	211,000,000.00	30.75%	30.00%
A-SB	465968AF2	3.241200%	32,225,000.00	32,225,000.00	0.00	87,039.73	0.00	0.00	87,039.73	32,225,000.00	30.75%	30.00%
A-S	465968AJ4	3.697200%	66,908,000.00	66,908,000.00	0.00	206,143.55	0.00	0.00	206,143.55	66,908,000.00	22.29%	21.75%
B	465968AK1	4.050000%	36,495,000.00	36,495,000.00	0.00	123,170.63	0.00	0.00	123,170.63	36,495,000.00	17.68%	17.25%
C	465968AL9	3.793678%	39,536,000.00	39,536,000.00	0.00	124,989.05	0.00	0.00	124,989.05	39,536,000.00	12.68%	12.38%
D	465968AM7	4.543678%	17,234,000.00	17,234,000.00	0.00	65,254.79	0.00	0.00	65,254.79	17,234,000.00	10.50%	10.25%
E-RR	465968AP0	4.543678%	25,344,000.00	25,344,000.00	0.00	95,962.48	0.00	0.00	95,962.48	25,344,000.00	7.30%	7.12%
F-RR	465968AR6	4.543678%	16,220,000.00	16,220,000.00	0.00	61,415.38	0.00	0.00	61,415.38	16,220,000.00	5.25%	5.13%
G-RR	465968AT2	4.543678%	9,124,000.00	9,124,000.00	0.00	34,547.10	0.00	0.00	34,547.10	9,124,000.00	4.10%	4.00%
NR-RR*	465968AV7	4.543678%	32,439,952.00	32,439,952.00	0.00	108,157.03	0.00	0.00	108,157.03	32,439,952.00	0.00%	0.00%
R	465968AX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			811,002,952.00	791,894,891.96	549,210.05	2,335,112.65	0.00	0.00	2,884,322.70	791,345,681.91

Notional Certificates
X-A	465968AG0	1.187167%	634,610,000.00	615,501,939.96	0.00	608,919.45	0.00	0.00	608,919.45	614,952,729.91
X-B	465968AH8	0.626965%	76,031,000.00	76,031,000.00	0.00	39,723.99	0.00	0.00	39,723.99	76,031,000.00
Notional SubTotal			710,641,000.00	691,532,939.96	0.00	648,643.44	0.00	0.00	648,643.44	690,983,729.91

Deal Distribution Total					549,210.05	2,983,756.09	0.00	0.00	3,532,966.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	465968AA3	236.50217605	21.94470172	0.38802134	0.00000000	0.00000000	0.00000000	0.00000000	22.33272306	214.55747433
A-2	465968AB1	1,000.00000000	0.00000000	2.53124994	0.00000000	0.00000000	0.00000000	0.00000000	2.53124994	1,000.00000000
A-3	465968AC9	1,000.00000000	0.00000000	2.81541666	0.00000000	0.00000000	0.00000000	0.00000000	2.81541666	1,000.00000000
A-4	465968AD7	1,000.00000000	0.00000000	2.66216667	0.00000000	0.00000000	0.00000000	0.00000000	2.66216667	1,000.00000000
A-5	465968AE5	1,000.00000000	0.00000000	2.87833332	0.00000000	0.00000000	0.00000000	0.00000000	2.87833332	1,000.00000000
A-SB	465968AF2	1,000.00000000	0.00000000	2.70100016	0.00000000	0.00000000	0.00000000	0.00000000	2.70100016	1,000.00000000
A-S	465968AJ4	1,000.00000000	0.00000000	3.08100003	0.00000000	0.00000000	0.00000000	0.00000000	3.08100003	1,000.00000000
B	465968AK1	1,000.00000000	0.00000000	3.37500014	0.00000000	0.00000000	0.00000000	0.00000000	3.37500014	1,000.00000000
C	465968AL9	1,000.00000000	0.00000000	3.16139847	0.00000000	0.00000000	0.00000000	0.00000000	3.16139847	1,000.00000000
D	465968AM7	1,000.00000000	0.00000000	3.78639840	0.00000000	0.00000000	0.00000000	0.00000000	3.78639840	1,000.00000000
E-RR	465968AP0	1,000.00000000	0.00000000	3.78639836	0.00000000	0.00000000	0.00000000	0.00000000	3.78639836	1,000.00000000
F-RR	465968AR6	1,000.00000000	0.00000000	3.78639827	0.00000000	0.00000000	0.00000000	0.00000000	3.78639827	1,000.00000000
G-RR	465968AT2	1,000.00000000	0.00000000	3.78639851	0.00000000	0.00000000	0.00000000	0.00000000	3.78639851	1,000.00000000
NR-RR	465968AV7	1,000.00000000	0.00000000	3.33406874	0.45232989	6.26560853	0.00000000	0.00000000	3.33406874	1,000.00000000
R	465968AX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	465968AG0	969.89007416	0.00000000	0.95951758	0.00000000	0.00000000	0.00000000	0.00000000	0.95951758	969.02464492
X-B	465968AH8	1,000.00000000	0.00000000	0.52247097	0.00000000	0.00000000	0.00000000	0.00000000	0.52247097	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	9,711.01	0.00	9,711.01	0.00	0.00	0.00	9,711.01	0.00
A-2	08/01/21 - 08/30/21	30	0.00	109,456.31	0.00	109,456.31	0.00	0.00	0.00	109,456.31	0.00
A-3	08/01/21 - 08/30/21	30	0.00	365,018.77	0.00	365,018.77	0.00	0.00	0.00	365,018.77	0.00
A-4	08/01/21 - 08/30/21	30	0.00	336,918.49	0.00	336,918.49	0.00	0.00	0.00	336,918.49	0.00
A-5	08/01/21 - 08/30/21	30	0.00	607,328.33	0.00	607,328.33	0.00	0.00	0.00	607,328.33	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	87,039.73	0.00	87,039.73	0.00	0.00	0.00	87,039.73	0.00
X-A	08/01/21 - 08/30/21	30	0.00	608,919.45	0.00	608,919.45	0.00	0.00	0.00	608,919.45	0.00
X-B	08/01/21 - 08/30/21	30	0.00	39,723.99	0.00	39,723.99	0.00	0.00	0.00	39,723.99	0.00
A-S	08/01/21 - 08/30/21	30	0.00	206,143.55	0.00	206,143.55	0.00	0.00	0.00	206,143.55	0.00
B	08/01/21 - 08/30/21	30	0.00	123,170.63	0.00	123,170.63	0.00	0.00	0.00	123,170.63	0.00
C	08/01/21 - 08/30/21	30	0.00	124,989.05	0.00	124,989.05	0.00	0.00	0.00	124,989.05	0.00
D	08/01/21 - 08/30/21	30	0.00	65,254.79	0.00	65,254.79	0.00	0.00	0.00	65,254.79	0.00
E-RR	08/01/21 - 08/30/21	30	0.00	95,962.48	0.00	95,962.48	0.00	0.00	0.00	95,962.48	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	61,415.38	0.00	61,415.38	0.00	0.00	0.00	61,415.38	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	34,547.10	0.00	34,547.10	0.00	0.00	0.00	34,547.10	0.00
NR-RR	08/01/21 - 08/30/21	30	187,871.13	122,830.59	0.00	122,830.59	14,673.56	0.00	0.00	108,157.03	203,256.04
Totals			187,871.13	2,998,429.65	0.00	2,998,429.65	14,673.56	0.00	0.00	2,983,756.09	203,256.04

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,532,966.14
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,011,617.33	Master Servicing Fee	5,224.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,438.04
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	340.95
ARD Interest	0.00	Operating Advisor Fee	1,485.22
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	409.15
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,011,617.33	Total Fees	13,187.64

Principal		Expenses/Reimbursements
Scheduled Principal	549,210.05	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	5,770.16
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,903.40
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	549,210.05	Total Expenses/Reimbursements	14,673.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,983,756.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	549,210.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,532,966.14
Total Funds Collected	3,560,827.38	Total Funds Distributed	3,560,827.34

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	791,894,892.02	791,894,892.02	Beginning Certificate Balance	791,894,891.96
(-) Scheduled Principal Collections	549,210.05	549,210.05	(-) Principal Distributions	549,210.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	791,345,681.97	791,345,681.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	792,879,435.75	792,879,435.75	Ending Certificate Balance	791,345,681.91
Ending Actual Collateral Balance	792,393,051.37	792,393,051.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.06)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.06)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	35,164,830.78	4.44%	44	4.8082	NAP	Defeased	3	35,164,830.78	4.44%	44	4.8082	NAP
	9,999,999 or less	11	74,196,787.45	9.38%	70	4.7022	1.803926	1.49 or less	11	212,749,474.03	26.88%	59	4.8684	0.972388
10,000,000 to 19,999,999		13	198,119,149.37	25.04%	66	4.9929	1.501920	1.50 to 1.74	6	84,939,234.76	10.73%	69	5.0568	1.624431
20,000,000 to 24,999,999		2	41,988,003.90	5.31%	70	4.8604	1.211940	1.75 to 1.99	3	31,431,426.19	3.97%	69	4.6156	1.896118
25,000,000 to 49,999,999		5	171,876,910.47	21.72%	49	4.2920	1.688989	2.00 to 2.24	6	46,336,328.38	5.86%	70	4.7027	2.059436
	50,000,000 or greater	4	270,000,000.00	34.12%	60	3.8731	3.004828	2.25 or greater	9	380,724,387.83	48.11%	58	3.9328	2.847246
	Totals	38	791,345,681.97	100.00%	60	4.4161	2.060855	Totals	38	791,345,681.97	100.00%	60	4.4161	2.060855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	35,164,830.78	4.44%	44	4.8082	NAP	Pennsylvania	6	34,949,490.87	4.42%	66	4.9189	1.816786
Alabama	2	2,057,170.18	0.26%	33	3.5628	3.657400	South Carolina	4	10,004,368.54	1.26%	58	4.9206	1.669642
Arizona	4	26,640,205.13	3.37%	65	4.4113	2.230597	Tennessee	1	28,637,048.29	3.62%	10	4.3700	1.493300
Arkansas	1	172,811.35	0.02%	69	4.4860	0.737200	Texas	38	101,754,339.43	12.86%	65	4.7933	1.699966
California	14	110,705,596.17	13.99%	54	3.9355	2.399682	Utah	2	27,833,353.35	3.52%	70	4.6121	1.758956
Connecticut	3	66,076,508.36	8.35%	67	4.0460	2.750533	Virginia	5	18,720,287.28	2.37%	63	5.3567	1.784872
Delaware	4	12,757,481.58	1.61%	70	4.6905	2.550040	Washington	2	2,583,921.75	0.33%	69	4.4860	0.737200
Florida	7	41,601,905.43	5.26%	67	4.7319	1.845894	Wisconsin	4	4,629,409.87	0.59%	36	3.6503	3.380621
Georgia	3	9,900,862.40	1.25%	71	4.2440	3.289300	Wyoming	1	509,200.38	0.06%	69	4.4860	0.737200
Illinois	3	1,868,874.40	0.24%	69	4.4860	0.737200	Totals	168	791,345,681.97	100.00%	60	4.4161	2.060855
Indiana	11	52,153,866.74	6.59%	63	4.4562	2.019122
									Property Type³
Iowa	1	588,910.13	0.07%	33	3.5628	3.657400
Kentucky	5	25,226,437.71	3.19%	71	4.2526	3.198875		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	485,850.86	0.06%	33	3.5628	3.657400		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	5,679,563.67	0.72%	36	3.6456	3.395590	Defeased	3	35,164,830.78	4.44%	44	4.8082	NAP
Michigan	9	19,649,647.73	2.48%	56	4.1556	2.416529	Industrial	42	132,747,506.76	16.77%	57	4.1798	3.169348
Minnesota	4	4,370,342.89	0.55%	41	3.7786	2.974791	Lodging	74	126,108,423.98	15.94%	65	4.8259	0.957562
Missouri	3	2,838,814.53	0.36%	33	3.5628	3.657400	Mixed Use	2	14,639,926.18	1.85%	69	4.7151	1.844192
Nevada	1	659,847.04	0.08%	33	3.5628	3.657400	Multi-Family	2	11,113,771.39	1.40%	70	4.7384	2.044603
New Jersey	2	18,972,952.30	2.40%	70	5.2528	(0.931666)	Office	28	311,886,596.00	39.41%	61	4.0892	2.403913
New York	2	81,900,000.00	10.35%	69	3.7325	2.339267	Retail	17	159,684,626.89	20.18%	59	4.7911	1.521395
North Carolina	6	14,551,065.70	1.84%	36	5.5284	1.297224	Totals	168	791,345,681.97	100.00%	60	4.4161	2.060855
Ohio	10	25,537,196.11	3.23%	65	4.9501	2.030532
Oklahoma	3	1,069,282.15	0.14%	56	4.1405	1.830119
Oregon	1	1,094,238.90	0.14%	69	4.4860	0.737200

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	35,164,830.78	4.44%	44	4.8082	NAP	Defeased	3	35,164,830.78	4.44%	44	4.8082	NAP
	3.99999% or less	4	215,000,000.00	27.17%	49	3.6330	2.821358	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	7	226,249,533.92	28.59%	62	4.2937	2.276545	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	18	208,269,129.35	26.32%	70	4.7619	1.613748	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	6	106,662,187.92	13.48%	63	5.4498	1.182613	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	791,345,681.97	100.00%	60	4.4161	2.060855	49 months or greater	35	756,180,851.19	95.56%	61	4.3979	2.094596
								Totals	38	791,345,681.97	100.00%	60	4.4161	2.060855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	35,164,830.78	4.44%	44	4.8082	NAP	Defeased	3	35,164,830.78	4.44%	44	4.8082	NAP
	84 months or less	35	756,180,851.19	95.56%	61	4.3979	2.094596	Interest Only	9	406,900,000.00	51.42%	59	3.9367	2.620318
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	354 months or less	26	349,280,851.19	44.14%	63	4.9351	1.482147
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	791,345,681.97	100.00%	60	4.4161	2.060855	Totals	38	791,345,681.97	100.00%	60	4.4161	2.060855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	35,164,830.78	4.44%	44	4.8082	NAP				None
Underwriter's Information		2	21,900,000.00	2.77%	69	4.4646	2.363973
	12 months or less	32	718,604,607.63	90.81%	61	4.3679	2.105529
	13 months to 24 months	1	15,676,243.56	1.98%	34	5.6800	1.217100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	791,345,681.97	100.00%	60	4.4161	2.060855
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	307771003	OF	New York	NY	Actual/360	3.66925%	236,982.08	0.00	0.00	N/A	06/01/27	--	75,000,000.00	75,000,000.00	09/01/21
2	308231002	Various Various		Various	Actual/360	3.56325%	214,759.48	0.00	0.00	N/A	06/05/24	--	70,000,000.00	70,000,000.00	09/05/21
3	308231003	IN	Various	Various	Actual/360	4.24425%	237,546.11	0.00	0.00	N/A	08/01/27	--	65,000,000.00	65,000,000.00	09/01/21
4	308231004	LO	Various	Various	Actual/360	4.48625%	173,832.50	0.00	0.00	N/A	06/01/27	--	45,000,000.00	45,000,000.00	09/01/21
4A	695100792	LO	Sunnyvale	CA	Actual/360	4.48625%	57,944.17	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	09/01/21
5	308231005	OF	Stamford	CT	Actual/360	4.08825%	211,203.00	0.00	0.00	N/A	07/01/27	--	60,000,000.00	60,000,000.00	09/01/21
6	308231006	OF	San Francisco	CA	Actual/360	3.55525%	137,744.62	0.00	0.00	N/A	04/06/24	--	45,000,000.00	45,000,000.00	09/06/21
7	308211001	RT	Knoxville	TN	Actual/360	4.37025%	108,015.90	67,257.90	0.00	N/A	07/01/22	--	28,704,306.19	28,637,048.29	09/01/21
8	695100807	RT	Various	TX	Actual/360	5.46025%	132,933.45	33,824.71	0.00	N/A	07/06/27	--	28,273,686.89	28,239,862.18	09/06/21
9	308231009	OF	Cupertino	CA	Actual/360	3.86125%	83,118.75	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	09/01/21
10	308231010	OF	Boca Raton	FL	Actual/360	4.97025%	92,309.68	30,737.94	0.00	N/A	07/01/27	--	21,569,082.21	21,538,344.27	09/01/21
11	695100799	LO	Park City	UT	Actual/360	4.74525%	83,681.34	30,493.43	0.00	N/A	07/06/27	--	20,480,153.06	20,449,659.63	09/06/21
12	695100810	RT	Valparaiso	IN	Actual/360	4.64525%	78,695.20	24,372.24	0.00	N/A	07/06/27	--	19,674,482.99	19,650,110.75	09/06/21
13	307331026	LO	Newark	NJ	Actual/360	5.29025%	82,595.92	36,522.84	0.00	N/A	07/06/27	--	18,131,916.55	18,095,393.71	04/06/20
14	307331013	OF	Allentown	PA	Actual/360	4.69025%	65,155.09	22,911.19	0.00	N/A	05/06/27	--	16,133,043.38	16,110,132.19	09/06/21
15	308231015	OF	Fort Washington	PA	Actual/360	5.28025%	73,641.00	19,164.60	0.00	N/A	03/06/27	--	16,196,701.29	16,177,536.69	09/06/21
16	695100798	RT	Prescott	AZ	Actual/360	4.56525%	65,254.14	0.00	0.00	N/A	07/06/27	--	16,600,000.00	16,600,000.00	09/06/21
17	307331028	LO	Various	Various	Actual/360	5.68025%	76,802.90	26,302.83	0.00	N/A	07/06/24	--	15,702,546.39	15,676,243.56	05/06/20
18	695100794	RT	Waxahachie	TX	Actual/360	4.87025%	64,024.17	22,187.31	0.00	N/A	07/06/27	--	15,267,072.69	15,244,885.38	09/06/21
19	695100784	MU	Pasadena	TX	Actual/360	4.89525%	63,086.84	21,780.82	0.00	N/A	06/06/22	--	14,966,727.56	14,944,946.74	09/06/21
20	307331015	OF	Dublin	OH	Actual/360	5.15025%	65,551.25	17,990.76	0.00	N/A	03/06/27	--	14,781,364.36	14,763,373.60	09/06/21
21	695100787	RT	Lakeway	TX	Actual/360	4.93025%	59,593.06	20,289.69	0.00	N/A	06/06/27	--	14,037,493.67	14,017,203.98	09/06/21
22	695100796	MF	Houston	TX	Actual/360	4.75025%	57,845.80	19,618.83	0.00	N/A	07/06/27	--	14,142,267.98	14,122,649.15	09/06/21
23	307331029	IN	Alexandria	VA	Actual/360	5.90025%	69,735.94	16,268.85	0.00	N/A	06/06/27	--	13,726,047.03	13,709,778.18	09/06/21
24	695100788	RT	The Woodlands	TX	Actual/360	4.71025%	49,204.45	18,296.62	0.00	N/A	06/06/27	--	12,131,773.72	12,113,477.10	09/06/21
25	695100785	OF	Palm Beach Gardens	FL	Actual/360	4.72525%	44,648.76	12,566.81	0.00	N/A	06/06/27	--	10,973,581.04	10,961,014.23	09/06/21
26	695100802	RT	Greenville	MI	Actual/360	4.53025%	37,732.65	13,114.29	0.00	N/A	07/06/27	--	9,672,970.34	9,659,856.05	09/06/21
27	695100806	RT	Fort Wayne	IN	Actual/360	4.67025%	33,293.53	11,671.22	0.00	N/A	07/06/27	--	8,279,111.15	8,267,439.93	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	308231028	MU	Newark	DE	Actual/360	4.98025%	33,232.62	9,615.38	0.00	N/A	06/01/27	--	7,749,541.56	7,739,926.18	09/01/21
29	695100789	RT	Hartville	OH	Actual/360	4.95025%	30,962.01	9,070.74	0.00	N/A	06/06/27	--	7,263,813.98	7,254,743.24	09/06/21
30	695100797	LO	Aiken	SC	Actual/360	4.80025%	27,823.78	14,578.00	0.00	N/A	07/06/27	--	6,731,559.90	6,716,981.90	09/06/21
31	695100795	MU	New York	NY	Actual/360	4.41825%	26,250.28	0.00	0.00	N/A	07/06/27	--	6,900,000.00	6,900,000.00	09/06/21
32	695100808	MF	Lafayette	IN	Actual/360	4.79525%	26,701.36	8,889.79	0.00	N/A	07/06/27	--	6,466,742.37	6,457,852.58	09/06/21
33	695100805	MF	Lafayette	IN	Actual/360	4.73025%	24,869.02	8,504.36	0.00	N/A	07/06/27	--	6,105,739.25	6,097,234.89	09/06/21
34	695100790	OF	Phoenix	AZ	Actual/360	4.47025%	22,018.71	7,896.87	0.00	N/A	06/06/27	--	5,720,382.50	5,712,485.63	09/06/21
35	695100793	IN	Coral Springs	FL	Actual/360	4.55025%	22,211.82	7,654.29	0.00	N/A	07/06/27	--	5,669,092.24	5,661,437.95	09/06/21
36	307331024	LO	San Antonio	TX	Actual/360	4.91025%	21,906.35	11,041.76	0.00	N/A	07/06/27	--	5,181,186.94	5,170,145.18	09/06/21
37	695100803	MF	Indianapolis	IN	Actual/360	4.66025%	18,709.60	6,585.98	0.00	N/A	07/06/27	--	4,662,504.79	4,655,918.81	09/06/21
Totals							3,011,617.33	549,210.05	0.00				791,894,892.02	791,345,681.97
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	108,976,856.50	51,252,673.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	52,874,483.00	12,832,319.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	13,801,132.15	7,538,284.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	24,051,546.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	19,969,394.11	10,239,434.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	15,323,692.00	7,574,603.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	19,941,385.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,447,961.42	1,665,386.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,232,255.39	2,162,003.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,961,174.65	1,001,317.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,415,991.15	1,918,594.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,713,332.90	1,167,599.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	(1,447,488.00)	0.00	--	--	09/14/21	1,267,896.28	55,522.16	113,060.53	1,968,632.40	596,680.70	0.00
14	6,966,683.46	1,691,487.18	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,696,096.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,440,724.10	809,677.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,403,927.00	1,928,841.00	01/01/20	06/30/20	08/11/21	0.00	0.00	102,909.67	1,639,873.96	0.00	0.00
18	1,489,783.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	6,995,699.59	3,773,051.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,113,208.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	3,864,409.66	1,970,450.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,145,885.07	466,618.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,683,981.85	720,904.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,526,282.91	660,404.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	887,722.00	375,309.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,082,326.23	553,349.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	812,313.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	557,441.70	893,866.63	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	911,139.28	473,349.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	869,202.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	728,553.44	352,847.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	(157,495.62)	442,102.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	555,681.00	318,984.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	311,835,281.48	112,783,460.09				1,267,896.28	55,522.16	215,970.20	3,608,506.36	596,680.70	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	2	33,771,637.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416104%	4.385598%	60
08/17/21	0	0.00	0	0.00	2	33,834,462.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416447%	4.385926%	61
07/16/21	0	0.00	0	0.00	2	33,896,994.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416788%	4.386253%	62
06/17/21	0	0.00	0	0.00	2	33,964,372.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417163%	4.386612%	63
05/17/21	0	0.00	0	0.00	2	34,026,296.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417495%	4.386930%	64
04/16/21	0	0.00	0	0.00	2	34,093,088.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417860%	4.387279%	65
03/17/21	0	0.00	0	0.00	2	34,154,411.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418188%	4.387593%	66
02/18/21	0	0.00	0	0.00	2	34,230,981.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418617%	4.388005%	67
01/15/21	0	0.00	0	0.00	2	34,291,659.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418941%	4.388315%	68
12/17/20	0	0.00	0	0.00	2	34,352,053.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419263%	4.388623%	69
11/18/20	0	0.00	0	0.00	2	34,417,372.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419618%	4.388962%	70
10/19/20	0	0.00	0	0.00	2	34,477,179.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419936%	4.389267%	71
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	307331026 04/06/20		16	6	113,060.53	1,968,632.40	710,891.12	18,717,700.80	06/19/20	2
17	307331028 05/06/20		15	6	102,909.67	1,639,873.96	1,856.25	16,101,305.83	05/29/20	13
Totals					215,970.20	3,608,506.36	712,747.37	34,819,006.63
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		43,581,995	43,581,995	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		130,676,244	115,000,000	15,676,244		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		617,087,443	598,992,050	18,095,394		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	791,345,682	757,574,045	0	0	33,771,637	0
Aug-21	791,894,892	758,060,429	0	0	33,834,463	0
Jul-21	792,441,789	758,544,794	0	0	33,896,995	0
Jun-21	793,039,393	759,075,021	0	0	33,964,372	0
May-21	793,569,061	759,542,764	0	0	34,026,297	0
Apr-21	794,148,219	760,055,130	0	0	34,093,089	0
Mar-21	794,673,212	760,518,800	0	0	34,154,412	0
Feb-21	795,351,651	761,120,670	0	0	34,230,981	0
Jan-21	795,871,569	761,579,910	0	0	34,291,659	0
Dec-20	796,389,296	762,037,242	0	0	34,352,054	0
Nov-20	796,956,946	762,539,574	0	0	34,417,372	0
Oct-20	797,470,098	762,992,919	0	0	34,477,179	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	307331026	18,095,393.71	18,717,700.80	21,700,000.00	08/05/21	(1,447,488.00)	(1.01260)	12/31/20	07/06/27	249
17	307331028	15,676,243.56	16,101,305.83	47,700,000.00	06/22/21	1,665,595.00	1.21710	06/30/20	07/06/24	249
Totals		33,771,637.27	34,819,006.63	69,400,000.00		218,107.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	307331026	LO	NJ	06/19/20	2

COVID - Loan transferred to special servicing 6/19/2020 for imminent monetary default. The subject is a 200-room lodging property located in Newark, NJ. The property was built in 2004 and renovated in 2013 and 2019. The property has been closed for

operations since April 2020. The property was most recently inspected on 6/25/2021 and found to be in good condition at that time. A 3/22/2021 Phase 1 ESA found not RECs, HRECs, or CRECs. TTM February 2021 (most recent

	data for the subject property,		as the hotel remains closed) shows 34.0% occupancy, $102.12 ADR, and $34.72 RevPAR (compared to $99.81 TTM 2020 and $105.24 TTM 2019). RevPAR Index of 108.2 compares to 114.9 in 2020 and 120.5
	in 2019. As of 8/6/2021, the Court has appointed Aimbridg				e Receivership Service LLC as Receiver. The Receiver continues to work towards reopening the property, but there are many steps to take as the property has been closed for over a year. The special servicer continues to pursue foreclosure.

17	307331028	LO	Various	05/29/20	13

Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. The Borrower and third-party consultant have provided a signed Pre-Negotiation letter. Borrower has continued to timely provide required financial reporting and repairing defe rred maintenance. Special servicer is dual tracking the approval of proposed settlement terms and enforcement of Lender's rights.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	695100799	20,915,420.90	4.74503%	20,915,420.90 4.74503%		10	06/26/20	04/06/20	08/11/20
36	307331024	5,346,878.58	4.91003%	5,346,878.58 4.91003%		10	05/04/20	05/06/20	06/11/20
Totals		26,262,299.48		26,262,299.48
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	3,903.40	0.00	0.00	5,770.16	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,903.40	0.00	0.00	5,770.16	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		14,673.56

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Supplemental Notes
None

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